AVAILABLE-FOR-SALE MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES

NOTE 3: - AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

	June 30, 2026				December 31, 2025
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
US Governmental debentures	57,378	-	(33)	57,345	48,630	33	-	48,663

	$57,378	$-	$(33)	$57,345	$48,630	$33	$-	$48,663

As of June 30, 2026 and December 31, 2025, the Company had no investments with a significant unrealized loss for more than 12 months.

As of June 30, 2026 and December 31, 2025, no credit loss impairment was recorded regarding the available for sale marketable securities.